Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions	The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2015	2014	2013

Revenue	8	11	—
Purchase of goods and services	85	103	102

Schedule of Amounts Related to Balances with Related Parties	The following table presents the amounts related to balances with these related parties:

	2015	2014

Receivables	24	15
Payables	24	30